Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Revenue:
License	$ 120,443	$ 119,237	$ 100,967
Service	3,126,460	3,058,491	2,883,256
License and Services Revenue	3,246,903	3,177,728	2,984,223
Operating expenses:
Cost of license	3,523	2,627	2,021
Cost of service	2,081,945	2,066,740	1,903,645
Research and development	242,063	221,886	207,836
Selling, general and administrative	424,671	409,465	373,585
Amortization of purchased intangible assets and other	52,229	72,646	86,703
Total operating expenses	2,804,431	2,773,364	2,573,790
Operating income	442,472	404,364	410,433
Interest and other expense, net	948	8,657	25,135
Income before income taxes	441,524	395,707	385,298
Income taxes	50,153	49,042	41,392
Net income	$ 391,371	$ 346,665	$ 343,906
Basic earnings per share	$ 2.33	$ 1.87	$ 1.70
Diluted earnings per share	$ 2.31	$ 1.86	$ 1.69
Basic weighted average number of shares outstanding	168,275	185,213	202,584
Diluted weighted average number of shares outstanding	169,437	186,559	204,076
Cash dividends declared per ordinary share	$ 0.13